NYSE

16004779

Received SEC

JUL 18 2016

Washington, DC 20549

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-09305

July 18, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CertNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.25% Non-Cumulative Preferred Stock, Series A of STIFEL FINANCIAL CORP. under the Exchange Act of 1934.

Sincerely,

Silvio Conte